Ultra-Short-Term Bond Fund

Schedule of Investments (unaudited)
As of October 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Securities (43.4%)
1	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	1,600	1,605
1	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	59,850	59,844
1	American Express Credit Account Master
	Trust 2017-1	2.100%	9/15/22	8,586	8,588
1	AmeriCredit Automobile Receivables
	Trust 2016-2	3.650%	5/9/22	70	71
1	AmeriCredit Automobile Receivables
	Trust 2016-4	2.410%	7/8/22	34,000	34,084
1	AmeriCredit Automobile Receivables
	Trust 2017-4	2.040%	7/18/22	8,813	8,815
1	AmeriCredit Automobile Receivables
	Trust 2019-3	2.170%	1/18/23	11,000	11,013
1,2	ARI Fleet Lease Trust 2017-A	1.910%	4/15/26	1,935	1,932
1,2	ARI Fleet Lease Trust 2018-B	3.220%	8/16/27	6,322	6,396
1,2	ARL Second LLC 2014-1A	2.920%	6/15/44	179	181
1,2	Avis Budget Rental Car Funding AESOP
	LLC 2014-2A	2.500%	2/20/21	28,157	28,175
1,2	Avis Budget Rental Car Funding AESOP
	LLC 2015-1A	2.500%	7/20/21	15,748	15,763
1,2	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	20,550	20,633
1,2	Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	11,830	11,964
1,2	Avis Budget Rental Car Funding AESOP
	LLC 2016-2A	2.720%	11/20/22	5,245	5,293
1	BMW Vehicle Lease Trust 2019-1	2.840%	11/22/21	21,000	21,194
1	BMW Vehicle Lease Trust 2019-1	2.920%	8/22/22	6,500	6,597
1,3	Brazos Higher Education Authority Inc.
	Series 2011-1, 3M USD LIBOR +
	0.800%	2.932%	2/25/30	103	103
1,2	California Republic Auto Receivables
	Trust 2015-4	2.580%	6/15/21	12	12
1	California Republic Auto Receivables
	Trust 2016-2	1.830%	12/15/21	96	96
1	California Republic Auto Receivables
	Trust 2018-1	2.860%	3/15/21	2,176	2,177
1	California Republic Auto Receivables
	Trust 2018-1	3.140%	8/15/22	17,000	17,105
1	California Republic Auto Receivables
	Trust 2018-1	3.560%	3/15/23	5,000	5,105
1,2	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.000%	6/21/21	5,689	5,705
1,2	Canadian Pacer Auto Receiveable Trust A
	Series 2019	2.780%	3/21/22	27,804	27,932
1	Capital Auto Receivables Asset Trust
	2016-3	2.350%	9/20/21	70	70
1	Capital Auto Receivables Asset Trust
	2016-3	2.650%	1/20/24	40	40
1,2	Capital Auto Receivables Asset Trust
	2018-2	3.270%	6/20/23	15,000	15,129

1	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	73	73
1	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	95	95
1	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	90	90
1	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	838	837
1	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	2,120	2,120
1	CarMax Auto Owner Trust 2016-4	2.910%	4/17/23	6,520	6,548
1	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	25,000	25,111
1	CarMax Auto Owner Trust 2019-4	2.010%	3/15/23	23,000	23,000
1,2	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	3,154	3,151
1,2	Chesapeake Funding II LLC 2017-3A	1.910%	8/15/29	8,718	8,701
1,2	Chesapeake Funding II LLC 2017-4A	2.120%	11/15/29	20,139	20,124
1,2	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	11,053	11,151
1,2	Chesapeake Funding II LLC 2018-2A	3.230%	8/15/30	20,242	20,563
1,2	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	23,656	23,890
1,2	Chesapeake Funding II LLC 2019-2	1.950%	9/15/31	31,500	31,333
1,2	Chrysler Capital Auto Receivables Trust
	2015-BA	3.260%	4/15/21	31	31
1,2	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	570	574
1,2	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	17,905	17,899
1	CNH Equipment Trust 2019-A	2.960%	5/16/22	5,936	5,965
1	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	34	34
1	COMM 2015-CCRE25 Mortgage Trust	1.737%	8/10/48	42	42
1,2	Dell Equipment Finance Trust 2018-1	3.180%	6/22/23	3,990	4,029
1,2	Dell Equipment Finance Trust 2018-2	3.160%	2/22/21	4,963	4,987
1,2	Dell Equipment Finance Trust 2019-1	2.780%	8/23/21	18,000	18,102
1,2	DLL Securitization Trust Series 2018-1	2.810%	11/17/20	2,391	2,392
1,2	DLL Securitization Trust Series 2018-A2	3.140%	10/20/20	14,296	14,318
1,2	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	18,980	19,210
1,2	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	180	184
1,2	DLL Securitization Trust Series 2019-DA1	2.790%	11/22/21	28,000	28,079
1,2	DLL Securitization Trust Series 2019-MA2	2.270%	5/20/22	50,000	50,014
1,2	DLL Securitization Trust Series 2019-MT3	2.130%	1/20/22	50,000	49,997
1,2	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	23	23
1,2	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	86	87
1,2	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	1,727	1,749
1,2	Drive Auto Receivables Trust 2016-C	3.020%	11/15/21	450	450
1,2	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	1,240	1,257
1	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	5,555	5,614
1	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	2,601	2,604
1	Drive Auto Receivables Trust 2018-1	3.810%	5/15/24	8,415	8,544
1	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	716	716
1	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	4,750	4,782
1	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	5,828	5,840
1	Drive Auto Receivables Trust 2018-4	3.040%	11/15/21	168	168
1	Drive Auto Receivables Trust 2018-5	3.340%	10/15/22	42,022	42,141
1	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	5,550	5,621
1	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	4,488	4,614
1	Drive Auto Receivables Trust 2019-1	3.080%	9/15/21	2,812	2,813
1	Drive Auto Receivables Trust 2019-2	3.040%	3/15/23	5,890	5,935
1	Drive Auto Receivables Trust 2019-2	3.170%	11/15/23	18,000	18,206
1	Drive Auto Receivables Trust 2019-3	2.630%	9/15/22	12,788	12,810
1	Drive Auto Receivables Trust 2019-4	2.230%	1/16/24	13,400	13,382
1,2	DT Auto Owner Trust 2018-3	3.020%	2/15/22	10,459	10,483
1,2	DT Auto Owner Trust 2019-2A	2.850%	9/15/22	10,325	10,365
1,2	DT Auto Owner Trust 2019-3	2.550%	8/15/22	11,127	11,129

1,2	Enterprise Fleet Financing LLC Series
	2017-1	2.130%	7/20/22	450	450
1,2	Enterprise Fleet Financing LLC Series
	2017-2	1.970%	1/20/23	8,792	8,787
1,2	Enterprise Fleet Financing LLC Series
	2017-3	2.130%	5/22/23	5,342	5,340
1,2	Enterprise Fleet Financing LLC Series
	2018-1	2.870%	10/20/23	9,596	9,641
1,2	Enterprise Fleet Financing LLC Series
	2018-3	3.380%	5/20/24	11,949	12,093
1,2	Enterprise Fleet Financing LLC Series
	2019-1	2.980%	10/22/24	10,800	10,927
§,1,2	Enterprise Fleet Financing LLC Series
	2019-3	2.060%	5/20/25	19,000	18,997
1,3,4	Fannie Mae Connecticut Avenue
	Securities 2016-C04, 1M USD LIBOR +
	1.450%	3.273%	1/25/29	27	27
1,2,3,4	Fannie Mae Connecticut Avenue
	Securities 2019-R03, 1M USD LIBOR +
	0.750%	2.573%	9/25/31	7,226	7,229
1,2,3,4	Fannie Mae Connecticut Avenue
	Securities 2019-R04, 1M USD LIBOR +
	0.750%	2.573%	6/25/39	23,973	23,991
1,2,3,4	Fannie Mae Connecticut Avenue
	Securities 2019-R05, 1M USD LIBOR +
	0.750%	2.573%	7/25/39	14,639	14,647
1,2,3,4	Fannie Mae Connecticut Avenue
	Securities 2019-R06, 1M USD LIBOR +
	0.750%	2.573%	9/25/39	23,000	23,029
1,2,3,4	Fannie Mae Connecticut Avenue
	Securities 2019-R07, 1M USD LIBOR +
	0.770%	2.573%	10/25/39	34,600	34,600
1	Fifth Third Auto Trust 2019-1	2.660%	5/16/22	22,000	22,068
1,3	First National Master Note Trust 2017-2,
	1M USD LIBOR + 0.440%	2.361%	10/16/23	250	250
1,2	Flagship Credit Auto Trust 2017-1	2.830%	3/15/23	1,445	1,447
1,2	Flagship Credit Auto Trust 2017-4	2.070%	4/15/22	4,297	4,294
1,2	Flagship Credit Auto Trust 2018-1	2.590%	6/15/22	7,084	7,090
1,2	Flagship Credit Auto Trust 2018-1	3.410%	5/15/23	3,231	3,260
1,2	Flagship Credit Auto Trust 2018-3	3.070%	2/15/23	8,606	8,661
1	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	18,750	18,905
1	Ford Credit Auto Lease Trust 2018-A	3.170%	9/15/21	220	222
1	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	16,490	16,668
1,2	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	50,000	50,149
1	Ford Credit Auto Owner Trust 2016-B	1.520%	8/15/21	493	493
1	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	360	360
1	Ford Credit Floorplan Master Owner Trust
	A Series 2017-1	2.070%	5/15/22	898	898
1	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	61,030	61,090
1	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.340%	9/15/22	3,000	2,999
§,1,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2016-DNA2	4.218%	10/25/28	8	8
1,3,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2016-DNA3, 1M USD
	LIBOR + 2.000%	3.823%	12/25/28	66	66

1,2,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI1	3.740%	2/25/48	1,100	1,104
1,2,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI2	3.816%	5/25/48	1,136	1,144
1,2,3,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-DNA2, 1M USD
	LIBOR + 0.800%	2.623%	3/25/49	6,051	6,052
1,2,3,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-DNA3, 1M USD
	LIBOR + 0.730%	2.553%	7/25/49	8,224	8,225
1,2,3,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-DNA4, 1M USD
	LIBOR + 0.700%	2.577%	10/25/49	5,400	5,403
1,2,3,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-HQA2, 1M USD
	LIBOR + 0.700%	2.523%	4/25/49	3,441	3,442
1,2,3,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-HQA3, 1M USD
	LIBOR + 0.750%	2.573%	9/25/49	6,100	6,105
1	GM Financial Automobile Leasing Trust
	2017-3	2.400%	9/20/21	1,230	1,231
1	GM Financial Automobile Leasing Trust
	2017-3	2.730%	9/20/21	450	451
1	GM Financial Automobile Leasing Trust
	2018-2	3.060%	6/21/21	9,381	9,418
1	GM Financial Automobile Leasing Trust
	2019-2	2.670%	6/21/21	21,500	21,574
1	GM Financial Automobile Leasing Trust
	2019-3	2.030%	6/20/22	14,570	14,574
1,2	GM Financial Consumer Automobile
	2017-3	2.130%	3/16/23	1,500	1,504
1,2	GM Financial Consumer Automobile
	2017-3	2.330%	3/16/23	40	40
1,2	GMF Floorplan Owner Revolving Trust
	2018-1	3.060%	3/15/22	3,250	3,259
1,2	GMF Floorplan Owner Revolving Trust
	2018-1	3.250%	3/15/22	3,000	3,005
1,2	GMF Floorplan Owner Revolving Trust
	2018-1	3.500%	3/15/22	4,624	4,637
1,2	GMF Floorplan Owner Revolving Trust
	2018-3	3.680%	9/15/22	1,430	1,446
1,2	GMF Floorplan Owner Revolving Trust
	2018-4	3.440%	3/15/23	1,144	1,160
1,2	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	630	634
1,2,3	Gosforth Funding 2016-1A PLC, 3M USD
	LIBOR + 0.700%	2.858%	2/15/58	18	18
1,2,3	Gosforth Funding 2017-1A PLC, 3M USD
	LIBOR + 0.470%	2.634%	12/19/59	7,480	7,472
1,2,3	Gosforth Funding 2018-1A PLC, 3M USD
	LIBOR + 0.450%	2.582%	8/25/60	9,170	9,146
1,2	GreatAmerica Leasing Receivables
	Funding LLC Series 2019-1	2.970%	6/15/21	22,000	22,087
2	GTP Acquisition Partners I LLC	2.350%	6/15/20	1,070	1,071
1	Harley-Davidson Motorcycle Trust 2019-A	2.370%	5/15/22	15,000	15,030
1,2,3	Hertz Fleet Lease Funding LP 2016-1, 1M
	USD LIBOR + 1.100%	3.039%	4/10/30	75	75
1,2	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	16,279	16,380

1,2	Hertz Fleet Lease Funding LP 2019-1	2.700%	1/10/33	43,500	43,764
1,2	Hertz Vehicle Financing II LP 2015-1A	2.730%	3/25/21	34,664	34,713
1,2	Hertz Vehicle Financing II LP 2015-2A	2.960%	10/25/21	40,000	40,265
1,2	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	10,525	10,567
1,2	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	2,470	2,490
1,2,3	Holmes Master Issuer plc 2018-1, 3M
	USD LIBOR + 0.360%	2.361%	10/15/54	8,281	8,276
1,2,3	Holmes Master Issuer plc 2018-2A, 3M
	USD LIBOR + 0.420%	2.421%	10/15/54	9,674	9,663
1	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	800	803
1,2	HPEFS Equipment Trust 2019-1	2.190%	9/20/29	10,600	10,617
1,2	HPEFS Equipment Trust 2019-1	2.210%	9/20/29	2,100	2,103
1,2	Hyundai Auto Lease Securitization Trust
	2017-C	2.460%	7/15/22	200	200
1,2	Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	15,655	15,706
1,2	Hyundai Auto Lease Securitization Trust
	2018-B	3.040%	10/15/21	7,170	7,229
1,2	Hyundai Auto Lease Securitization Trust
	2019-A	2.980%	7/15/22	15,000	15,172
1,2	Hyundai Auto Lease Securitization Trust
	2019-B	2.040%	8/15/22	16,130	16,100
1,2	Kubota Credit Owner Trust 2018-1A	2.800%	2/16/21	8,721	8,733
1,2,3	Lanark Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.420%	2.570%	12/22/69	4,096	4,100
1,2,3	Lanark Master Issuer plc 2018-2A, 3M
	USD LIBOR + 0.420%	2.570%	12/22/69	17,123	17,202
1,2	MMAF Equipment Finance LLC 2018-A	2.920%	7/12/21	3,938	3,948
1,2	MMAF Equipment Finance LLC 2019-A	2.840%	1/10/22	19,250	19,359
1,2	MMAF Equipment Finance LLC 2019-B	2.070%	10/12/22	16,250	16,244
1,2,3	Motor plc 2017-1A, 1M USD LIBOR +
	0.530%	2.353%	9/25/24	4,827	4,825
1,2	Navient Student Loan Trust 2018-A	2.530%	2/18/42	12,642	12,675
1,2	Navient Student Loan Trust 2018-CA	3.010%	6/16/42	3,976	4,006
1,2	Navient Student Loan Trust 2019-A	3.030%	1/15/43	5,988	6,059
1,2,3	Navient Student Loan Trust 2019-A, 1M
	USD LIBOR + -0.400%	2.314%	12/15/59	20,818	20,821
1,2	Navient Student Loan Trust 2019-CA	2.820%	2/15/68	32,114	32,407
1,2	Navient Student Loan Trust 2019-E	2.390%	5/15/68	53,239	53,374
1,2	Navient Student Loan Trust 2019-F	2.180%	8/15/68	21,500	21,512
3	New Mexico Educational Assistance
	Foundation 2013-1, 1M USD LIBOR +
	0.700%	2.732%	1/2/25	51	51
1	Nissan Auto Lease Trust 2019-A	2.710%	7/15/21	36,000	36,114
1	Nissan Auto Lease Trust 2019-B	2.270%	7/15/22	27,000	27,094
1	Nissan Auto Receivables 2016-B Owner
	Trust	1.320%	1/15/21	44	44
1	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	320	321
1,2,3	Pepper Residential Securities Trust 2017-
	A, 1M USD LIBOR + 1.100%	3.039%	3/10/58	221	221
1,2,3	Pepper Residential Securities Trust 2018-
	A, 1M USD LIBOR + 0.950%	2.871%	3/12/47	4,510	4,508
1,2,3	Pepper Residential Securities Trust 2019-
	1, 1M USD LIBOR + 0.480%	1.914%	10/13/20	30,000	30,039

1,2,3	Pepper Residential Securities Trust 2019-
	1A, 1M USD LIBOR + 0.350%	2.264%	4/14/20	24,000	23,996
1,2,3	Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	2.771%	1/16/60	11,607	11,602
1,2,3	Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 0.350%	2.846%	6/20/60	20,418	20,445
1,2,3	Pepper Residential Securities Trust 2024-
	A1U, 1M USD LIBOR + 0.900%	2.778%	11/18/60	14,917	14,925
1,2,3	Permanent Master Issuer Plc 2018-1A,
	3M USD LIBOR + 0.380%	2.366%	7/15/58	19,950	19,946
1,2	PFS Financing Corp 2017-B	2.220%	7/15/22	340	340
1,2	PFS Financing Corp. 2017-D	2.400%	10/17/22	430	431
1,2	PFS Financing Corp. 2018-D	3.190%	4/17/23	250	254
1,2,3	Resimac Premier Series 2017-1A, 1M
	USD LIBOR + 0.950%	2.877%	9/11/48	8,307	8,314
1,2,3	Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	2.828%	12/5/59	13,237	13,247
1	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	3,300	3,304
1	Santander Drive Auto Receivables Trust
	2016-3	2.800%	8/15/22	5,500	5,536
1	Santander Drive Auto Receivables Trust
	2017-2	3.490%	7/17/23	10,000	10,127
1	Santander Drive Auto Receivables Trust
	2017-3	2.190%	3/15/22	4,761	4,761
1	Santander Drive Auto Receivables Trust
	2018-2	3.030%	9/15/22	21,538	21,575
1	Santander Drive Auto Receivables Trust
	2018-3	3.030%	2/15/22	10,027	10,031
1	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	20,750	20,820
1	Santander Drive Auto Receivables Trust
	2018-3	3.510%	8/15/23	16,000	16,203
1	Santander Drive Auto Receivables Trust
	2018-5	3.190%	3/15/22	15,000	15,036
1,2	Santander Retail Auto Lease Trust 2018-
	A	2.930%	5/20/21	60,600	60,874
1,2	Santander Retail Auto Lease Trust 2019-
	B	2.290%	4/20/22	42,000	42,134
1,2	Santander Retail Auto Lease Trust 2019-
	C	1.890%	9/20/22	40,000	39,953
2	SBA Tower Trust	3.156%	10/8/20	50,000	50,210
1,2	Securitized Term Auto Receivables Trust
	2018-1A	2.807%	12/29/20	6,254	6,257
1,2	Securitized Term Auto Receivables Trust
	2018-1A	3.068%	1/25/22	21,760	21,908
1,2	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	2,147	2,195
1,2,3	SMB Private Education Loan Trust 2019-
	B, 1M USD LIBOR + 0.350%	2.264%	7/15/26	13,257	13,255
1,2	SoFi Professional Loan Program 2017-C
	LLC	1.750%	7/25/40	307	307
1,2	SoFi Professional Loan Program 2017-D
	LLC	1.720%	9/25/40	269	268
1,2	SoFi Professional Loan Program 2017-E
	LLC	1.860%	11/26/40	4,181	4,173

1,2	SoFi Professional Loan Program 2017-F
	LLC	2.050%	1/25/41	2,172	2,170
1,2	SoFi Professional Loan Program 2018-A
	LLC	2.390%	2/25/42	22,660	22,696
1,2	SoFi Professional Loan Program 2018-B
	LLC	2.640%	8/25/47	16,154	16,196
1,2	SoFi Professional Loan Program 2018-C
	LLC	3.080%	1/25/48	24,003	24,155
1,2	SoFi Professional Loan Program 2018-D
	LLC	3.120%	2/25/48	17,250	17,356
1,2	SoFi Professional Loan Program 2019-A
	LLC	3.180%	6/15/48	16,753	16,916
1,2	SoFi Professional Loan Program 2019-B
	LLC	2.780%	8/17/48	34,587	34,809
1,2	SoFi Professional Loan Program 2019-C
	LLC	2.130%	11/16/48	22,635	22,644
1,2	TCF Auto Receivables Owner Trust 2016-
	PT1	1.930%	6/15/22	6,558	6,554
1,2	Tesla Auto Lease Trust 2018-A	2.750%	2/20/20	240	240
1,2	Tesla Auto Lease Trust 2018-A	2.970%	4/20/20	260	260
1,2	Tesla Auto Lease Trust 2018-A	3.300%	5/20/20	290	291
1,2	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	15,373	15,621
1,2	Tidewater Auto Receivables Trust 2018-
	AA	3.120%	7/15/22	1,204	1,206
1,2	Transportation Finance Equipment Trust
	2019-1	1.900%	1/24/22	18,000	17,984
1,2	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	24,000	24,295
1,2	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	564	563
1	USAA Auto Owner Trust 2019-1	2.160%	7/17/23	6,890	6,921
1,2	Verizon Owner Trust 2017-3	2.380%	4/20/22	100	100
1,2	Verizon Owner Trust 2017-3	2.530%	4/20/22	8,780	8,811
1	Verizon Owner Trust 2019-A	2.930%	9/20/23	49,303	50,174
1,2	Volvo Financial Equipment LLC Series
	2017-1A	1.920%	3/15/21	2,203	2,202
1	Wells Fargo Commercial Mortgage Trust
	2013-LC12	1.676%	7/15/46	27	26
1	WFRBS Commercial Mortgage Trust
	2013-C18	3.027%	12/15/46	1	1
1,2	Wheels SPV 2 LLC 2017-1A	1.880%	4/20/26	3,779	3,772
1	World Omni Auto Receivables Trust 2018-
	D	3.010%	4/15/22	21,106	21,198
1	World Omni Auto Receivables Trust 2019-
	B	2.630%	6/15/22	24,000	24,107
1	World Omni Automobile Lease
	Securitization Trust 2018-A	2.830%	7/15/21	13,950	14,016
1	World Omni Automobile Lease
	Securitization Trust 2018-B	3.190%	12/15/21	679	688
1	World Omni Automobile Lease
	Securitization Trust 2019-A	2.890%	11/15/21	18,114	18,217
1	World Omni Automobile Lease
	Securitization Trust 2019-A	2.940%	5/16/22	17,500	17,745
1,2	World Omni Select Auto Trust A Series
	2018-1 A2	3.240%	4/15/22	10,499	10,534
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,809,188)					2,818,192

Corporate Bonds (43.2%)
Finance (25.0%)
	Banking (20.0%)
2	ABN AMRO Bank NV	2.650%	1/19/21	1,784	1,796
	American Express Co.	2.200%	10/30/20	28,000	28,065
2	ANZ New Zealand Int'l Ltd.	2.125%	7/28/21	30,000	30,066
2	ANZ New Zealand Int’l Ltd.	2.200%	7/17/20	4,095	4,104
2	Australia & New Zealand Banking Group
	Ltd.	2.250%	12/19/19	22,460	22,472
2	Australia & New Zealand Banking Group
	Ltd.	4.875%	1/12/21	2,418	2,504
3	Bank of Montreal, 3M USD LIBOR +
	0.340%	2.341%	7/13/20	40,000	40,049
	Bank of New York Mellon Corp.	4.150%	2/1/21	17,664	18,138
	Bank of New York Mellon Corp.	2.050%	5/3/21	10,780	10,810
	Bank of New York Mellon Corp.	3.550%	9/23/21	16,040	16,536
	Bank of Nova Scotia	2.228%	12/11/19	48,130	48,141
2	Banque Federative du Credit Mutuel SA	2.200%	7/20/20	46,854	46,980
2	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	3,000	3,020
	BB&T Corp.	2.625%	6/29/20	8,000	8,037
	BB&T Corp.	2.050%	5/10/21	10,000	10,015
	BPCE SA	2.650%	2/3/21	3,907	3,938
	BPCE SA	2.750%	12/2/21	1,950	1,978
	Branch Banking & Trust Co.	2.100%	1/15/20	30,000	30,008
	Capital One NA	2.250%	9/13/21	1,505	1,511
	Citibank NA	2.125%	10/20/20	17,095	17,145
	Citigroup Inc.	2.450%	1/10/20	25,805	25,819
	Citizens Bank NA	2.250%	10/30/20	3,500	3,509
	Citizens Bank NA	2.550%	5/13/21	13,725	13,834
	Commonwealth Bank of Australia	2.300%	3/12/20	25,590	25,630
	Credit Suisse Group Funding Guernsey
	Ltd.	2.750%	3/26/20	25,000	25,079
	Credit Suisse Group Funding Guernsey
	Ltd.	3.450%	4/16/21	2,340	2,379
2	Danske Bank A/S	2.750%	9/17/20	40,000	40,243
	Discover Bank	3.200%	8/9/21	4,017	4,097
2	DNB Bank ASA	2.125%	10/2/20	20,000	20,042
2	Federation des Caisses Desjardins du
	Quebec	2.250%	10/30/20	30,155	30,278
	Goldman Sachs Group Inc.	2.300%	12/13/19	22,755	22,750
3,5	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.200%	2.175%	8/26/20	3,450	2,389
	HSBC Bank USA NA	4.875%	8/24/20	10,000	10,228
	HSBC Holdings plc	3.400%	3/8/21	10,000	10,172
	HSBC Holdings plc	5.100%	4/5/21	780	813
	HSBC Holdings plc	2.950%	5/25/21	17,620	17,847
	HSBC USA Inc.	2.375%	11/13/19	5,550	5,550
	HSBC USA Inc.	5.000%	9/27/20	15,000	15,398
	Huntington National Bank	2.375%	3/10/20	5,300	5,302
	ICICI Bank Ltd./Hong Kong	5.750%	11/16/20	2,800	2,886
2	ING Bank NV	2.050%	8/15/21	7,000	7,003
	JPMorgan Chase & Co.	2.250%	1/23/20	35,000	35,010
	JPMorgan Chase & Co.	2.295%	8/15/21	6,500	6,510
1	JPMorgan Chase Bank NA	3.086%	4/26/21	17,229	17,317
2	Lloyds Bank plc	5.800%	1/13/20	28,000	28,206
	Lloyds Bank plc	2.700%	8/17/20	9,013	9,067
2	Macquarie Bank Ltd.	2.850%	7/29/20	5,000	5,034

2 Macquarie Group Ltd.	6.000%	1/14/20	45,081	45,420
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	11,513	11,634
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	20,155	20,179
Mizuho Bank Ltd.	2.340%	12/4/19	9,720	9,724
2 Mizuho Financial Group Inc.	2.632%	4/12/21	9,850	9,916
Mizuho Financial Group Inc.	2.273%	9/13/21	6,545	6,565
Morgan Stanley	2.650%	1/27/20	17,561	17,587
Morgan Stanley	5.500%	7/24/20	9,900	10,159
Morgan Stanley	5.750%	1/25/21	21,650	22,628
2 MUFG Bank Ltd.	2.300%	3/5/20	11,830	11,839
National Australia Bank Ltd.	2.500%	1/12/21	10,000	10,079
National Australia Bank Ltd.	2.625%	1/14/21	20,000	20,157
National Bank of Canada	2.150%	6/12/20	7,000	7,010
2 Nationwide Building Society	2.350%	1/21/20	14,831	14,841
2 Nordea Bank AB	2.125%	5/29/20	4,370	4,374
PNC Bank NA	2.600%	7/21/20	44,145	44,349
PNC Bank NA	2.150%	4/29/21	14,856	14,901
Santander Holdings USA Inc.	2.650%	4/17/20	19,205	19,236
Santander UK Group Holdings plc	2.875%	10/16/20	6,078	6,122
Santander UK Group Holdings plc	3.125%	1/8/21	5,000	5,046
Santander UK plc	2.125%	11/3/20	1,500	1,502
Santander UK plc	2.500%	1/5/21	5,194	5,215
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	20,000	19,960
Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	20,810	20,833
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	2,290	2,300
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	4,080	4,109
Svenska Handelsbanken AB	3.350%	5/24/21	2,098	2,144
3 Toronto-Dominion Bank, 3M USD LIBOR
+ 0.280%	2.418%	6/11/20	20,000	20,025
2 UBS AG	2.450%	12/1/20	5,605	5,641
2 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	30,142	30,426
2 UBS Group Funding Jersey Ltd.	3.000%	4/15/21	13,330	13,486
US Bancorp	2.350%	1/29/21	4,250	4,277
US Bancorp	4.125%	5/24/21	19,555	20,219
Wells Fargo & Co.	4.600%	4/1/21	35,000	36,247
Wells Fargo Bank NA	2.150%	12/6/19	470	470
Wells Fargo Bank NA	2.400%	1/15/20	18,900	18,927
Wells Fargo Bank NA	2.600%	1/15/21	5,000	5,041
Westpac Banking Corp.	2.600%	11/23/20	11,200	11,290
3 Westpac Banking Corp., 3M USD LIBOR
+ 0.280%	2.438%	5/15/20	10,000	10,014
Zions Bancorp NA	3.500%	8/27/21	15,360	15,690

Brokerage (0.2%)
Ameriprise Financial Inc.	5.300%	3/15/20	11,570	11,707

Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	10/30/20	21,492	21,976

Insurance (4.3%)
2 AIG Global Funding	2.700%	12/15/21	3,910	3,956
Anthem Inc.	2.500%	11/21/20	25,000	25,137
Aon plc	2.800%	3/15/21	4,001	4,037
Cigna Corp.	3.200%	9/17/20	2,000	2,020
3 Cigna Corp., 3M USD LIBOR + 0.350%	2.489%	3/17/20	15,000	15,005
Manulife Financial Corp.	4.900%	9/17/20	24,150	24,730

2 Metropolitan Life Global Funding I	1.950%	9/15/21	20,000	20,014
2 Metropolitan Life Global Funding I	3.450%	10/9/21	30,000	30,889
2 Principal Life Global Funding II	2.204%	12/11/19	40,000	40,003
2 Protective Life Global Funding	2.700%	11/25/20	50,840	51,168
2 Reliance Standard Life Global Funding II	2.500%	1/15/20	42,630	42,666
2 Reliance Standard Life Global Funding II	3.050%	1/20/21	15,000	15,165
WR Berkley Corp.	5.375%	9/15/20	6,618	6,786

Real Estate Investment Trusts (0.2%)
Federal Realty Investment Trust	2.550%	1/15/21	2,700	2,717
Simon Property Group LP	2.500%	9/1/20	8,510	8,532
				1,623,795
Industrial (16.4%)
Basic Industry (1.6%)
2 Air Liquide Finance SA	1.750%	9/27/21	15,965	15,902
DuPont de Nemours Inc.	3.766%	11/15/20	13,000	13,237
Eastman Chemical Co.	2.700%	1/15/20	6,881	6,887
Eastman Chemical Co.	3.500%	12/1/21	18,332	18,792
International Flavors & Fragrances Inc.	3.400%	9/25/20	24,000	24,283
2 Newmont Goldcorp Corp.	3.625%	6/9/21	20,748	21,149
Nutrien Ltd.	4.875%	3/30/20	6,515	6,588

Capital Goods (0.7%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	7,159	7,190
Caterpillar Financial Services Corp.	1.850%	9/4/20	5,091	5,086
CNH Industrial Capital LLC	4.375%	11/6/20	6,060	6,195
United Technologies Corp.	4.500%	4/15/20	29,000	29,300

Communication (2.0%)
America Movil SAB de CV	5.000%	3/30/20	1,909	1,930
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.579%	7/23/20	20,848	21,026
Comcast Corp.	3.300%	10/1/20	48,000	48,720
2 Fox Corp.	3.666%	1/25/22	30,000	31,067
Interpublic Group of Cos. Inc.	3.500%	10/1/20	24,000	24,321
Orange SA	1.625%	11/3/19	2,200	2,200

Consumer Cyclical (2.4%)
2 Alimentation Couche-Tard Inc.	2.350%	12/13/19	19,000	19,005
6 American Honda Finance Corp.	3.150%	1/8/21	15,000	15,211
3 American Honda Finance Corp., 3M USD
LIBOR + 0.260%	2.378%	6/16/20	35,000	35,046
2 BMW US Capital LLC	2.150%	4/6/20	3,000	3,002
2 BMW US Capital LLC	3.250%	8/14/20	18,000	18,158
General Motors Financial Co. Inc.	3.700%	11/24/20	9,000	9,124
2 Harley-Davidson Financial Services Inc.	2.150%	2/26/20	15,731	15,719
2 Harley-Davidson Financial Services Inc.	2.400%	6/15/20	6,650	6,647
Toyota Motor Credit Corp.	3.050%	1/8/21	10,000	10,147
2 Volkswagen Group of America Finance
LLC	3.875%	11/13/20	20,000	20,343

Consumer Noncyclical (2.5%)
AbbVie Inc.	2.300%	5/14/21	25,000	25,096
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	23,514	23,548
AstraZeneca plc	2.375%	11/16/20	3,289	3,302
Baxter International Inc.	1.700%	8/15/21	2,500	2,481

2 Bayer US Finance LLC	3.000%	10/8/21	6,220	6,308
Becton Dickinson and Co.	2.675%	12/15/19	6,255	6,258
2 Bristol-Myers Squibb Co.	2.550%	5/14/21	20,000	20,220
CVS Health Corp.	2.800%	7/20/20	22,000	22,117
CVS Health Corp.	2.125%	6/1/21	5,000	5,007
Mead Johnson Nutrition Co.	3.000%	11/15/20	11,770	11,893
Reynolds American Inc.	6.875%	5/1/20	8,304	8,493
Shire Acquisitions Investments Ireland
DAC	2.400%	9/23/21	10,000	10,054
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	20,000	20,042

Energy (5.1%)
Apache Corp.	3.625%	2/1/21	16,096	16,313
BP Capital Markets America Inc.	4.500%	10/1/20	30,000	30,706
BP Capital Markets plc	2.315%	2/13/20	19,000	19,025
BP Capital Markets plc	3.561%	11/1/21	6,018	6,211
Enbridge Energy Partners LP	4.375%	10/15/20	4,295	4,381
Energy Transfer Operating LP	4.150%	10/1/20	20,000	20,285
Enterprise Products Operating LLC	3.500%	2/1/22	25,000	25,779
EOG Resources Inc.	4.100%	2/1/21	20,986	21,541
Husky Energy Inc.	7.250%	12/15/19	18,000	18,109
Kinder Morgan Energy Partners LP	6.500%	4/1/20	4,000	4,070
Kinder Morgan Energy Partners LP	3.500%	3/1/21	5,000	5,077
Kinder Morgan Inc.	3.050%	12/1/19	16,550	16,562
2 Kinder Morgan Inc.	5.000%	2/15/21	1,790	1,870
Marathon Petroleum Corp.	3.400%	12/15/20	11,733	11,886
Marathon Petroleum Corp.	5.125%	3/1/21	17,535	18,244
2 Midwest Connector Capital Co. LLC	3.625%	4/1/22	5,835	5,995
Pioneer Natural Resources Co.	7.500%	1/15/20	6,974	7,044
Pioneer Natural Resources Co.	3.450%	1/15/21	1,000	1,014
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	2,035	2,089
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	3,515	3,752
Sabine Pass Liquefaction LLC	5.625%	2/1/21	23,168	23,891
Shell International Finance BV	1.875%	5/10/21	34,005	34,052
Total Capital International SA	2.218%	7/12/21	15,000	15,079
TransCanada PipeLines Ltd.	3.800%	10/1/20	5,710	5,797
Williams Cos. Inc.	5.250%	3/15/20	11,675	11,792

Technology (0.7%)
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.375%	1/15/20	5,000	5,004
International Business Machines Corp.	2.800%	5/13/21	40,000	40,561

Transportation (1.4%)
1 Burlington Northern and Santa Fe Railway
Co. 1999-2 Pass Through Trust	7.570%	1/2/21	307	314
1 Continental Airlines 2001-1 Class A-1
Pass Through Trust	6.703%	6/15/21	1,841	1,941
1 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	1,022	1,023
1 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	3,030	3,107
1 Delta Air Lines 2007-1 Class B Pass
Through Trust	8.021%	8/10/22	5,562	6,150

1	Delta Air Lines 2009-1 Class A Pass
	Through Trust	7.750%	6/17/21	5,263	5,296
	Delta Air Lines Inc.	2.875%	3/13/20	18,000	18,052
	FedEx Corp.	3.400%	1/14/22	15,000	15,391
1	Northwest Airlines 2007-1 Class A Pass
	Through Trust	7.027%	5/1/21	671	671
2	Penske Truck Leasing Co. Lp / PTL
	Finance Corp.	3.650%	7/29/21	25,000	25,601
1	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.650%	8/1/22	3,735	3,949
1	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.150%	2/1/24	8,278	8,734
1	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	2,488	2,690
					1,070,142
Utilities (1.8%)
	Electric (1.8%)
	Ameren Corp.	2.700%	11/15/20	5,000	5,033
	Arizona Public Service Co.	2.200%	1/15/20	1,100	1,100
	CenterPoint Energy Inc.	3.600%	11/1/21	25,000	25,726
	Dominion Energy Inc.	2.000%	8/15/21	6,793	6,787
2	EDP Finance BV	4.125%	1/15/20	1,478	1,483
2	EDP Finance BV	5.250%	1/14/21	1,600	1,653
	Exelon Corp.	2.850%	6/15/20	5,000	5,019
	Exelon Corp.	5.150%	12/1/20	7,358	7,548
	Exelon Generation Co. LLC	2.950%	1/15/20	16,380	16,383
	Georgia Power Co.	4.250%	12/1/19	5,500	5,509
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	1,810	1,846
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	15,190	15,654
	Pinnacle West Capital Corp.	2.250%	11/30/20	12,000	12,026
	Puget Energy Inc.	6.000%	9/1/21	7,829	8,349
					114,116
Total Corporate Bonds (Cost $2,785,863)					2,808,053
Sovereign Bonds (8.5%)
	Corp Nacional del Cobre de Chile	3.750%	11/4/20	1,000	1,013
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,000	4,180
2	Corp. Nacional del Cobre de Chile	3.750%	11/4/20	53,022	53,629
	Empresa Nacional del Petroleo	4.750%	12/6/21	5,038	5,248
	Export-Import Bank of Korea	2.250%	1/21/20	6,640	6,642
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	10,000	10,017
7	Japan	2.500%	3/20/20	10,000,000	93,541
7	Japan	0.000%	1/10/20	6,500,000	60,214
7	Japan	0.000%	2/10/20	6,000,000	55,590
3	Korea Development Bank, 3M USD
	LIBOR + 0.550%	2.669%	3/12/21	10,000	10,025
3	Korea Development Bank, 3M USD
	LIBOR + 0.675%	2.839%	9/19/20	10,325	10,354
8	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/21	3,400	3,444
	Republic of Colombia	4.375%	7/12/21	21,950	22,663
	Republic of Croatia	6.750%	11/5/19	15,000	15,011
	Republic of Croatia	6.625%	7/14/20	17,310	17,832
	Republic of El Salvador	7.375%	12/1/19	4,800	4,810
	Republic of Hungary	6.375%	3/29/21	30,402	32,187
	Republic of Indonesia	4.875%	5/5/21	35,000	36,285
	Republic of Latvia	5.250%	6/16/21	1,500	1,573
	Republic of Lithuania	7.375%	2/11/20	18,100	18,372
	Republic of Panama	5.200%	1/30/20	25,600	25,773

Republic of Romania	6.750%	2/7/22	14,040	15,425
Republic of Serbia	4.875%	2/25/20	7,000	7,065
Sinopec Group Overseas Development
2015 Ltd.	2.500%	4/28/20	7,110	7,118
Sinopec Group Overseas Development
2017 Ltd.	2.375%	4/12/20	10,000	10,006
Socialist Republic of Vietnam	6.750%	1/29/20	13,539	13,639
United Mexican States	8.125%	12/30/19	10,000	10,062
Total Sovereign Bonds (Cost $552,584)				551,718
			Shares
Temporary Cash Investments (4.7%)
Money Market Fund (0.7%)
9 Vanguard Market Liquidity Fund	1.984%		431,289	43,133
U.S. Government and Agency Obligations (3.8%)
United States Treasury Bill	1.771%	9/10/20	250,000	246,717
Commercial Paper (0.2%)
10 Reckitt Benckiser Treasury Services plc	2.501%	1/7/20	15,000	14,939
Total Temporary Cash Investments (Cost $304,268)				304,789
Total Investments (99.8%) (Cost $6,451,903)				6,482,752
Other Assets and Liabilities-Net (0.2%)				12,648
Net Assets (100%)				6,495,400

§ Security value determined using significant unobservable inputs.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $2,782,038,000, representing 42.8% of net assets.
3 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Face amount denominated in Australian dollars.
6 Securities with a value of $659,000 have been segregated as initial margin for open futures contracts.
7 Face amount denominated in Japanese yen.
8 Guaranteed by the Republic of Indonesia.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
10 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At October
31, 2019, the value of these securities was $14,939,000, representing 0.2% of net assets.
LIBOR—London Interbank Offered Rate.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2019	4,782	1,031,007	(395)
Short Futures Contracts
5-Year U.S. Treasury Note	December 2019	(3,116)	(371,437)	2,513
				2,118

Forward Currency Contracts
				Contract Amount (000)
	Contract					Unrealized	Unrealized
	Settlement					Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
State Street Bank & Trust Co.	2/4/20	JPY	125,000	USD	1,167	—	(2)
State Street Bank & Trust Co.	1/10/20	JPY	3,240	USD	30	—	—
Royal Bank of Canada	1/10/20	USD	97,906	JPY	10,263,690	2,380	—
BNP Paribas	1/10/20	USD	60,702	JPY	6,510,000	113	—
State Street Bank & Trust Co.	2/4/20	USD	57,174	JPY	6,000,000	1,250	—
Bank of America, N.A.	11/4/19	USD	1,690	AUD	2,473	—	(15)
						3,743	(17)
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

At October 31, 2019, the counterparties had deposited in segregated accounts securities with a value of $2,189,000 and cash of $3,060,000 in connection with open forward currency contracts.
.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/
Moody's Rating
Oriental
Republic of
Uruguay/Baa2	9/20/20	BOANA	21,650	1.000	147	(86)	61	—

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 Periodic premium received/paid quarterly.
BOANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-
traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain
(loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,799,187	19,005
Corporate Bonds	—	2,808,053	—
Sovereign Bonds	—	551,718	—
Temporary Cash Investments	43,133	261,656	—
Futures Contracts—Assets[1]	1,247	—	—
Futures Contracts—Liabilities[1]	(1,738)	—	—
Forward Currency Contracts—Assets	—	3,743	—
Forward Currency Contracts—Liabilities	—	(17)	—
Swap Contracts—Assets	—	61	—
Total	42,642	6,424,401	19,005
1 Represents variation margin on the last day of the reporting period.